Revenue Recognition (Details) - Schedule of disaggregated revenue - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,399,505	$ 1,858,202	$ 4,713,077	$ 5,968,524
Medical retail [Member]
Disaggregation of Revenue [Line Items]
Total revenues	943,012	1,259,120	3,196,912	3,542,504
Medical wholesale [Member]
Disaggregation of Revenue [Line Items]
Total revenues	456,540	455,521	1,525,132	1,055,448
Recreational wholesale [Member]
Disaggregation of Revenue [Line Items]
Total revenues	(47)	143,561	8,963	1,367,831
Other revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues			$ (17,930)	$ 2,741